Earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Earnings Per Share

All figures in £ millions	2021	2020	2019
Earnings for the year	160	310	266
Non-controlling interest	(1)	—	(2)

Earnings attributable to equity shareholders	159	310	264

Weighted average number of shares (millions)	754.1	755.4	777.0
Effect of dilutive shares options (millions)	5.0	—	0.5
Weighted average number of shares (millions) for diluted earnings	759.1	755.4	777.5

Earnings per share (in pence per share)
Basic	21.1p	41.0p	34.0p
Diluted	20.9p	41.0p	34.0p